EQUITY	6 Months Ended	12 Months Ended
	Sep. 30, 2017	Mar. 31, 2017
Equity [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
NOTE 5 - EQUITY

Preferred Stock

The Company has 500,000 authorized shares of preferred stock with a par value of $0.001 per share, and with none issued and outstanding as of September 30, 2017 and March 31, 2017. The preferred stock can be issued by the Board of Directors of Jerash Holdings in one or more classes or one or more series within any class, and such classes or series shall have such voting powers, full or limited, or no voting powers, and such designations, preferences, rights, qualifications, limitations or restrictions of such rights as the Board of Directors may determine from time to time.

Statutory Reserve

In accordance with the Corporate Law in Jordan, Jerash Garments, Jerash Embroidery, Chinese Garments and Victory Apparel are required to make appropriations to certain reserve funds, based on net income determined in accordance with generally accepted accounting principles of Jordan. Appropriations to the statutory reserve are required to be 10% of net income until the reserve is equal to 100% of the entity’s share capital. This reserve is not available for dividend distribution. As of both September 30, 2017 and March 31, 2017, the consolidated balance of the statutory reserve was $71,699.

Private Placement

On May 15, 2017, the Company conducted the initial closing of a private placement for the sale of an aggregate of 540,000 shares of common stock and warrants exercisable for up to 54,000 shares of common stock to ten accredited investors. Fifty percent of the shares (270,000 shares) purchased in the initial closing were sold by one of the Company’s shareholders at $4.99 per share, the remaining fifty percent of the shares (270,000 shares) were issued by Jerash Holdings. Each share was sold together with one warrant, with each such warrant being immediately exercisable for one-tenth of one share of common stock. 540,000 five-year warrants were issued at $0.01 per warrant to purchase up to 54,000 shares of Jerash Holdings’ common stock at an exercise price per full share equal to $6.25. The Company received aggregate gross proceeds of $1,352,700 for the shares and warrants issued and sold in the initial closing of private placement, and incurred direct expenses related to the offering of $379,828.

On August 18, 2017, the Company conducted the second closing of a private placement, pursuant to which an aggregate of 200,000 shares of common stock and warrants exercisable for up to 20,000 shares of common stock were sold to one accredited investor. Fifty percent of the shares (100,000 shares) purchased in the closing were sold by one of the Company’s shareholders at $4.99 per share and the remaining fifty percent of the shares (100,000 shares) were issued by Jerash Holdings. Each share was sold together with one warrant, with each such warrant being immediately exercisable for one-tenth of one share of common stock. 200,000 five-year warrants were issued at $0.01 per warrant to purchase up to 20,000 shares of Jerash Holdings’ common stock at an exercise price per full share equal to $6.25. The Company received net proceeds of $450,910 for the shares and warrants issued and sold in the closing of this private placement.

On September 27, 2017, the Company conducted the third and final closing of a private placement, pursuant to which an aggregate of 50,000 shares of common stock and warrants exercisable for up to 5,000 shares of common stock were sold to two accredited investors. Fifty percent of the shares (25,000 shares) purchased in the closing were sold by one of the Company’s shareholders at $4.99 per share and the remaining fifty percent of the shares (25,000 shares) were issued by Jerash Holdings. Each share was sold together with one warrant, with each such warrant being immediately exercisable for one-tenth of one share of common stock. 50,000 five-year warrants were issued at $0.01 per warrant to purchase up to 5,000 shares of Jerash Holdings’ common stock at an exercise price per full share equal to $6.25. The Company received net proceeds of $110,179 for the shares and warrants issued and sold in the closing of this private placement.

Warrants Issued for Services

From time to time, the Company issues warrants to purchase its common stock. These warrants are valued using a Black-Scholes model and using the volatility, market price, exercise price, risk-free interest rate and dividend yield appropriate at the date the warrants were issued.

On May 15, 2017, Jerash Holdings issued warrants to the designees of the placement agent in the above private placement to purchase 48,600 units, with each unit consisting of one share of Jerash Holdings common stock and one warrant (with each such warrant being immediately exercisable for one-tenth of one share of its common stock at an exercise price of $6.25 per share for a period of five years from the issuance date), at an exercise price of $5.50 per unit. The fair value of these units was $107,990, and was included in offering costs of the private placement in May 2017.

On May 15, 2017, Jerash Holdings also issued a five-year warrant to purchase up to 50,000 shares of its common stock pursuant to a letter agreement with one of its board advisors. The warrant has an exercise price of $5.00 per share, and may be converted by means of “cashless” exercise during the term of the warrant. This warrant may be exercised any time after issuance through and including the five year anniversary of the issuance date. Stock-based compensation expense recognized for the quarters ended June 30, 2017 and 2016 was $116,578 and $-0- respectively for this warrant.

On August 1, 2017, warrants to purchase 18,000 units became issuable by Jerash Holdings to the designees of the placement agent in the above private placement, with each unit consisting of one share of Jerash Holdings common stock and one warrant (with each such warrant being immediately exercisable for one-tenth of one share of its common stock at an exercise price of $6.25 per share for a period of five years from the issuance date), at an exercise price of $5.50 per unit. The fair value of these units was $43,122, and was included in offering costs of the private placement in August 2017.

On September 27, 2017, warrants to purchase 4,500 units became issuable by Jerash Holdings to the designees of the placement agent in the above private placement, with each unit consisting of one share of Jerash Holdings common stock and one warrant (with each such warrant being immediately exercisable for one-tenth of one share of its common stock at an exercise price of $6.25 per share for a period of five years from the issuance date), at an exercise price of $5.50 per unit. The fair value of these units was $10,814, and was included in offering costs of the private placement in September 2017.

During the quarter ended September 30, 2017, all of the outstanding warrants were fully vested and exercisable.

The fair value of these warrants granted was estimated as of the grant date using the Black-Scholes model with the following assumptions:

Common Stock Warrants September 30, 2017
Expected term (in years)	5.0
Risk-free interest rate (%)	1.86%
Expected volatility (%)	52.2%
Dividend yield (%)	0.0%

Warrant activity is summarized as follows:

	Shares	Weighted Average Exercise Price
Warrants outstanding at March 31, 2017	-	-
Granted	207,210	$5.69
Exercised	-	-
Cancelled	-	-
Warrants outstanding at September 30, 2017	207,210	$5.69

5. EQUITY

Preferred Stock

The Company has 500,000 authorized shares of preferred stock with a par value of $0.001 per share, and with none issued and outstanding as of March 31, 2017 and 2016. The preferred stock shall be issued by the Board of Directors of Jerash Holdings in one or more classes or one or more series within any class, and such classes or series shall have such voting powers, full or limited, or no voting powers, and such designations, preferences, rights, qualifications, limitations or restrictions of such rights as the Board of Directors may determine from time to time.

Statutory Reserve

In accordance with the Corporate Law in Jordan, Jerash Garments, Jerash Embroidery, Chinese Garments and Victory Apparel are required to make appropriations to certain reserve funds, based on net income determined in accordance with generally accepted accounting principles of Jordan. Appropriations to the statutory reserve are required to be 10% of net income until the reserve is equal to 100% of the entity’s share capital. This reserve is not available for dividend distribution. As of both March 31, 2017 and 2016, the consolidated balance of the statutory reserve was $71,699.